Financial Instruments - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Fair value	$ 104,850,984	$ 107,086,884
Investment funds [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value	$ 1,215,045	$ 3,572,328
Fair value hierarchy	Level 1